Trade Receivables - Summary of impairments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Financial assets	¥ (985,725)	¥ (808,196)
Within 1 year
Disclosure of provision matrix [line items]
Expected credit loss rate	9.60%	6.40%
Within 1 year | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 71,938	¥ 133,353
Within 1 year | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 6,879	¥ 8,595
1-2 years
Disclosure of provision matrix [line items]
Expected credit loss rate	20.80%	11.90%
1-2 years | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 9,994	¥ 5,903
1-2 years | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 2,076	¥ 701
2-3 years
Disclosure of provision matrix [line items]
Expected credit loss rate	55.30%	84.00%
2-3 years | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 371	¥ 272
2-3 years | Impairment allowances [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 205	¥ 228